Commitment and Contingencies - Lease Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 68.3	$ 74.9
Operating lease liabilities - current	21.5	20.9
Operating lease liabilities - long-term	53.1	59.7
Total lease liabilities	$ 74.6	$ 80.6
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets	us-gaap:OtherAssets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term liabilities:	Long-term liabilities: